Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 16, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY MUTUAL FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000100334
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 16, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2019
Prospectus Date	rr_ProspectusDate	Mar. 29, 2019
American Century Mutual Funds, Inc | SUSTAINABLE EQUITY FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Sustainable Equity Fund
Supplement [Text Block]	ck000077367_SupplementTextBlock

American Century Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement Sustainable Equity Fund
Supplement dated January 17, 2020 Summary Prospectus and Prospectus dated April 1, 2019

The following is added as the 6th paragraph under the Principal Investment Strategies section on page 3 of the prospectus and summary prospectus:
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry.

The following is added as the 8th paragraph under What are the fund's principal investment strategies? section on page 6 of the prospectus:
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.